Segments	12 Months Ended
Dec. 31, 2025
Segments [Abstract]
Segments

Note 14 — Segments

The Company operates as one operating segment. The Company’s CODM is its Chief Executive Officer, Ben Hwang, who reviews financial information presented on a consolidated net loss basis as reported on the consolidated statement of operations in order to make decisions about allocating resources and assessing performance for the entire Company. The CODM also utilizes the Company’s long-range plan, which includes product development roadmaps and long-range financial models, as a key input to resource allocation. The CODM function approves of key operating and strategic decisions. The CODM function views the Company’s operations and manages its business on a consolidated basis and as a single reportable operating segment.

The CODM function is regularly provided with the following significant segment expenses. Significant expenses include research and development and general and administrative expenses, which are each separately presented in the Company’s consolidated statements of operations. The CODM reviews significant expenses within both the research and development and the general and administrative categories. Other segment items within net loss include interest income, interest expense, gain (loss) on change in fair value of convertible notes, gain on the change in fair value of warrant liabilities, loss on change in fair value of digital assets, financing costs and other income. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

	Year Ended December 31,
	2025	2024
Government grant revenue	$—	$100
Operating expenses:
Research personnel compensation costs, including stock-based compensation	1,427	1,350
CRO and regulatory costs	837	36
Administrative personnel compensation costs, including stock-based compensation	5,908	1,592
Rent and office costs	631	279
Legal and accounting costs	2,575	1,223
Transaction costs	14,483	—
Other expenses(1)	1,845	120
Total segment expenses	27,706	4,600
Loss from operations	(27,706)	(4,500)
Other income (expense)
Gain (loss) on change in the fair value of convertible notes	(3,378)	(311)
Gain on the change in fair value of warrant liabilities	895	—
Loss on change in fair value of digital assets	(555)	—
Interest expense (including related parties amounts of $1,330 and $2,400 for the years ended December 31, 2025 and 2024, respectively)	(2,521)	(4,424)
Financing costs	(2,574)	—
Other income	16	5
Total other expense, net	(8,117)	(4,730)
Net loss	$(35,823)	$(9,230)

(1)	Other expenses includes public relations costs, insurance costs, accounting fees, and small balances of research materials and supplies.

The Company has no significant long-lived assets recognized on the consolidated balance sheets. The measure of segment assets is reported on the consolidated balance sheets as total consolidated assets.